Long-term investment	12 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Long-term investment

10. Long-term investment

In April 2021, the Company through its subsidiary, EGHL, acquired 42.31% equity interest in Goji Group Limited (“Goji Group”), a company incorporated in the United Kingdom on February 19, 2021, for consideration of GBP3,300 (US$4,171). Goji Group is principally engaged in the provision of air purifications solutions. Based on the investment agreement, the Company exercises significant influence over Goji Group’s operation and financial decision. The share of loss of the equity method investee for the year ended June 30, 2021 amounted to GBP3,300 (US$4,171). The cumulative unrecognized share of loss of the equity method investee amounted to nil and nil as of June 30, 2023 and 2024, respectively.